Summary of Material Accounting Policy Information - Detail Information of Subsidiaries (Parenthetical) (Detail)	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	May 31, 2022	Mar. 31, 2022
Chunghwa Sochamp Technology Inc. ("CHST") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	37.00%	37.00%
Chunghwa Leading Photonics Tech Co., Ltd. ("CLPT") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	74.56%	75.00%
Spring House Entertainment Tech. Inc. ("SHE") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	56.00%	56.00%
CHT Security Co., Ltd. ("CHTSC") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	69.28%	73.09%
International Integrated Systems, Inc. ("IISI") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	51.00%	51.00%
Senao International (Samoa) Holding Ltd. ("SIS") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership			96.26%
Chunghwa Precision Test Tech. Co., Ltd. ("CHPT") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of additional ownership interest obtained					100.00%
TestPro Investment Co., Ltd. ("TestPro") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of additional ownership interest obtained				54.25%
Unitronics Technology Corp. ("UTC") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	100.00%
Chunghwa | Chunghwa Sochamp Technology Inc. ("CHST") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	37.09%
Chunghwa Telecom Co., Ltd. and Chunghwa Investment Co., Ltd. [Member] | CHIEF Telecom Inc. ("CHIEF") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	58.63%	58.67%
Chunghwa Telecom Co., Ltd. and Chunghwa Investment Co., Ltd. [Member] | Chunghwa Leading Photonics Tech Co., Ltd. ("CLPT") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	74.56%
Chunghwa Investment Co., Ltd. ("CHI") [Member] | Chunghwa Precision Test Tech. Co., Ltd. ("CHPT") [Member] | Bottom of Range [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	50.00%
Chunghwa Precision Test Tech. International Ltd. ("CHPT (International)") [Member] | Su Zhou Precision Test Tech. Ltd. ("SZPT") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	100.00%	100.00%